Finance Result (Tables)	12 Months Ended
Dec. 31, 2022
Finance Result
Schedule of finance result

	Thousands of Euros
	Reference	31/12/2022	31/12/2021	31/12/2020
Finance income		33,859	11,551	8,021
Finance costs from Senior Unsecured Notes		(181,149)	(104,944)	(85,182)
Finance costs from senior debt	Note 20 (b)	(161,466)	(111,719)	(119,140)
Finance costs from other financial liabilities		(81,914)	—	—
Finance costs from sale of receivables	Note 14	(18,201)	(10,292)	(10,964)
Capitalized interest	Note 9	25,184	18,636	16,606
Finance lease expenses	Note 8	(45,198)	(35,786)	(35,205)
Other finance costs		(33,780)	(33,889)	(15,754)
Finance costs		(496,524)	(277,994)	(249,639)
Change in fair value of financial instruments		11,999	246	55,703
Exchange differences		7,725	(11,602)	8,246
Finance result		(442,941)	(277,799)	(177,669)